Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2020
Disclosure Of Significant Accounting Policies [Abstract]
Basis of preparation	Basis of presentation
These consolidated financial statements of the Partnership have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (or IFRS) and using the accounting policies described below. The consolidated financial statements have been prepared under the assumption that the Partnership operates on a going concern basis and have been presented in U.S. dollars rounded to the nearest thousand unless otherwise indicated.
For all periods up to and including the year ended December 31, 2019, the Partnership prepared its financial statements in accordance with accordance with United States Generally Accepted Accounting Principles (or previous GAAP). These financial statements for the year ended December 31, 2020, are the first the Partnership has prepared in accordance with IFRS. Refer to Note 3 for information on how the Partnership adopted IFRS.
In the opinion of management of the Partnership’s general partner, Altera Infrastructure GP L.L.C. (or the general partner), these consolidated financial statements reflect all adjustments, which are of a normal recurring nature, necessary to present fairly, in all material respects, the Partnership’s consolidated financial position, results of operations, changes in total equity and cash flows as at dates and for the periods presented. These consolidated financial statements were approved by management and authorized for issue on March 4, 2020.

Going concern	Going concern
As at December 31, 2020, the Partnership had a working capital deficit of $230.5 million primarily relating to the scheduled maturities and repayments of $362.1 million of outstanding borrowings and the settlement of $199.0 million of other financial liabilities, primarily interest rate swaps, during the 12 months ending December 31, 2021, which amounts were classified as current liabilities as at December 31, 2020. The Partnership also anticipates making payments related to commitments to fund certain vessels under construction through 2022 of $248.5 million; however, the Partnership has secured long-term financing related to these vessels.
The working capital deficit of $230.5 million as at December 31, 2020, has significantly increased from $105.9 million as at December 31, 2019. The increase in the working capital deficit was primarily due to: a $177.3 million increase in other financial liabilities, primarily due to certain interest rate swaps containing early-termination provisions, which, if exercised, would terminate these interest rate swaps during the 12 months ending December 31, 2021 (see note 19); partially offset by a $36.3 million increase in cash and cash equivalents.
Based on these factors, the Partnership will need to obtain additional sources of financing, in addition to amounts generated from operations, to meet its obligations and commitments and minimum liquidity requirements under its financial covenants. Additional potential sources of financing that the Partnership is actively pursuing or may consider pursuing, during the one-year period to December 31, 2021, include entering into new debt facilities, borrowing additional amounts under existing facilities, the refinancing or extension of certain borrowings and interest rate swaps, selling certain assets, seeking joint venture partners for the Partnerships business interests and/or capital raises. Additional potential sources of amounts generated from operations include the extensions and redeployments of existing assets.
The Partnership is actively pursuing or may pursue the financing initiatives described above, which it considers probable of completion based on the Partnership’s history of being able to raise and refinance borrowings for similar types of vessels and based on the Partnership's assessment of current conditions and estimated future conditions. The Partnership is in various stages of progression on these matters. In February 2021, the Partnership entered into two unsecured revolving credit facilities with Brookfield, which provide for borrowings of up to $70.0 million and $30.0 million, respectively, and refinanced an existing term loan relating to the financing of the Petrojarl I FPSO unit, which provides for borrowings of $75.0 million. Additionally, in February 2021, the Partnership terminated or amended a total of four of its interest rate swaps that contained early-termination provisions, which, if exercised, would have terminated these interest rate swaps during the 12 months ending December 31, 2021. See Note 31 for additional information.
Based on the Partnership’s liquidity at the date of these consolidated financial statements, the liquidity it expects to generate from operations over the following year, and by incorporating the Partnership’s plans to raise additional liquidity that it considers probable of completion, the Partnership expects that it will have sufficient liquidity to enable the Partnership to continue as a going concern for at least the one-year period to December 31, 2021.

Basis of consolidation	Basis of consolidationThe consolidated financial statements include the accounts of the Partnership and its consolidated subsidiaries, which are the entities over which the Partnership has control. An investor controls an investee when it is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Non-controlling interests in the equity of the Partnership’s subsidiaries held by others are shown separately in equity in the consolidated statements of financial position. All intercompany balances, transactions, revenues and expenses are eliminated in full in these consolidated financial statements.
Interests in other entities	Interests in other entities
(i) Subsidiaries
Subsidiaries are consolidated from the date of acquisition, being the date on which the Partnership obtained control, and continue to be consolidated until the date when control is lost.
Non-controlling interests may be initially measured either at fair value or at the non-controlling interests’ proportionate share of the fair value of the acquiree’s identifiable net assets. The choice of measurement basis is made on an acquisition by acquisition basis. Subsequent to acquisition, the carrying amount of non-controlling interests is the amount of those interests at initial recognition plus the non-controlling interests’ share of subsequent changes in the Partnership's capital in addition to changes in ownership interests. Total comprehensive income (loss) is attributed to non-controlling interests, even if this results in the non-controlling interests having a deficit balance.
The following provides information about the Partnership's wholly-owned subsidiaries as at December 31, 2020:

Name of Subsidiary	State or Jurisdiction of Incorporation	Proportion of Ownership Interest
ALP Ace BV	Netherlands	100%
ALP Centre BV	Netherlands	100%
ALP Defender BV	Netherlands	100%
ALP Forward BV	Netherlands	100%
ALP Guard BV	Netherlands	100%
ALP Ippon BV	Netherlands	100%
ALP Keeper BV	Netherlands	100%
ALP Maritime Contractors BV	Netherlands	100%
ALP Maritime Group BV	Netherlands	100%
ALP Maritime Holding BV	Netherlands	100%
ALP Maritime Services BV	Netherlands	100%
ALP Ocean Towage Holding BV	Netherlands	100%
ALP Striker BV	Netherlands	100%
ALP Sweeper BV	Netherlands	100%
ALP Winger BV	Netherlands	100%
Altera (Atlantic) Chartering ULC	Canada	100%
Altera (Atlantic) Management ULC	Canada	100%
Altera Al Rayyan LLC	Marshall Islands	100%
Altera do Brasil Servicos Maritimos Ltda.	Brazil	100%
Altera Grand Banks AS	Norway	100%
Altera Grand Banks Shipping AS	Norway	100%
Altera Infrastructure Crewing AS	Norway	100%
Altera Infrastructure Coöperatief U.A.	Netherlands	100%
Altera Infrastructure Finance Corp.	Marshall Islands	100%
Altera Infrastructure Group Ltd.	Marshall Islands	100%
Altera Infrastructure FSO Holdings Limited	United Kingdom	100%
Altera Infrastructure Holdings LLC	Marshall Islands	100%
Altera Infrastructure Holdings Pte. Ltd.	Singapore	100%
Altera Infrastructure Norway AS	Norway	100%
Altera Infrastructure Production (Singapore) Pte. Ltd.	Singapore	100%
Altera Infrastructure Production AS	Norway	100%
Altera Infrastructure Production Crew AS	Norway	100%
Altera Infrastructure Production Holdings AS	Norway	100%
Altera Infrastructure Production Holdings Limited	United Kingdom	100%
Altera Infrastructure Services Pte. Ltd	Singapore	100%
Altera Knarr AS	Norway	100%
Altera Libra Netherlands BV	Netherlands	100%
Altera Luxembourg S.a.r.l.	Luxembourg	100%
Altera Netherlands BV	Netherlands	100%

Altera Norway Hiload AS	Norway	100%
Altera Norway Holdings AS	Norway	100%
Altera Norway Marine AS	Norway	100%
Altera Operations Australia Pty Ltd.	Australia	100%
Altera Partners Holding AS	Norway	100%
Altera Petrojarl FPSO Petrolífera do Brasil Ltda.	Brazil	100%
Altera Petrojarl I Servicos de Petroleo Ltda.	Brazil	100%
Altera Piranema Servicos de Petroleo Ltda.	Brazil	100%
Altera Production UK Limited	United Kingdom	100%
Altera Shuttle Loading Pte. Ltd.	Singapore	100%
Altera Shuttle Tanker Finance LLC	Marshall Islands	100%
Altera Shuttle Tankers LLC	Marshall Islands	100%
Altera Varg Production Limited.	United Kingdom	100%
Altera Voyageur Production Limited.	United Kingdom	100%
Altera Wave AS	Norway	100%
Altera Wind AS	Norway	100%
Amundsen Spirit LLC	Marshall Islands	100%
Apollo Spirit LLC	Marshall Islands	100%
Arendal Spirit AS	Norway	100%
Arendal Spirit LLC	Marshall Islands	100%
Aurora Spirit AS	Norway	100%
Bossa Nova Spirit LLC	Marshall Islands	100%
Clipper LLC	Marshall Islands	100%
Current Spirit AS	Norway	100%
Dampier Spirit LLC	Marshall Islands	100%
Gina Krog AS	Norway	100%
Gina Krog Offshore Pte. Ltd.	Singapore	100%
Golar Nor (UK) Limited	United Kingdom	100%
Knarr LLC	Marshall Islands	100%
Lambada Spirit LLC	Marshall Islands	100%
Logitel Offshore Holding AS	Norway	100%
Logitel Offshore Norway AS	Norway	100%
Logitel Offshore Pte. Ltd.	Singapore	100%
Logitel Offshore Rig I Pte. Ltd.	Singapore	100%
Logitel Offshore Rig II Pte. Ltd.	Singapore	100%
Logitel Offshore Rig III LLC	Marshall Islands	100%
Nansen Spirit LLC	Marshall Islands	100%
Navion Bergen AS	Norway	100%
Navion Bergen LLC	Marshall Islands	100%
Navion Gothenburg AS	Norway	100%
Navion Offshore Loading AS	Norway	100%
Peary Spirit LLC	Marshall Islands	100%
Petrojarl I LLC	Marshall Islands	100%
Petrojarl I Production AS	Norway	100%
Piranema LLC	Marshall Islands	100%
Piranema Production AS	Norway	100%
Rainbow Spirit AS	Norway	100%
Salamander Production (UK) Limited	United Kingdom	100%
Samba Spirit LLC	Marshall Islands	100%
Scott Spirit LLC	Marshall Islands	100%
Sertanejo Spirit LLC	Marshall Islands	100%
Siri Holdings LLC	Marshall Islands	100%
Teekay Australia Offshore Holdings Pty Ltd.	Australia	100%
Teekay FSO Finance Pty Ltd.	Australia	100%

Teekay Hiload LLC	Marshall Islands	100%
Teekay Offshore Business Process Services (Philippines) Inc.	Philippines	100%
Tide Spirit AS	Norway	100%
Tiro Sidon UK L.L.P.	United Kingdom	100%
Teekay Petrojarl Offshore Siri AS	Norway	100%
TPO Siri LLC	Marshall Islands	100%
Varg LLC	Marshall Islands	100%
Varg Production AS	Norway	100%
Voyageur LLC	Marshall Islands	100%

The following table presents details of non-wholly owned subsidiaries of the Partnership:

Name of Subsidiary	State or Jurisdiction of Incorporation	Proportion of Ownership Interest
KS Apollo Spirit	Norway	89%
Navion Gothenburg LLC	Marshall Islands	50%
Nordic Rio LLC	Marshall Islands	50%
Partrederiet Stena Ugland Shuttle Tankers I DA	Norway	50%
Partrederiet Stena Ugland Shuttle Tankers II DA	Norway	50%
Partrederiet Stena Ugland Shuttle Tankers III DA	Norway	50%

The Partnership has determined that the above entities are non-wholly owned subsidiaries of the Partnership based on its assessment of control. For non-wholly owned subsidiaries, the Partnership is exposed to variable returns from its involvement with the investee and has substantive decision making authority to affect the returns of its investment, as well as the power to direct the activities of the entities that can significantly impact the economic performance of the entity.
(ii) Joint ventures
Joint ventures are joint arrangements whereby the parties that have joint control of the arrangement have rights to the net assets of the joint arrangement. Joint control is the contractually agreed sharing of control over an arrangement, which exists when decisions about the relevant activities require unanimous consent of the parties sharing control. The Partnership accounts for joint ventures using the equity method of accounting within equity-accounted investments in the consolidated statements of financial position.
Interests in joint ventures accounted for using the equity method are initially recognized at cost. Subsequent to initial recognition, the carrying value of the Partnership’s interest in a joint venture is adjusted for the Partnership’s share of comprehensive income and distributions of the investee. Profit and losses resulting from transactions with a joint venture are recognized in the consolidated financial statements based on the interests of unrelated investors in the investee. The carrying value of joint ventures is assessed for impairment at each reporting date. Impairment losses on equity-accounted investments may be subsequently reversed in net income. Further information on the impairment of long-lived assets is available in Note 2(l).
The following table presents details of the Partnership's joint ventures:

Name of Joint Venture	State or Jurisdiction of Incorporation	Proportion of Ownership Interest
OOG-TKP FPSO GmbH	Austria	50%
OOG-TKP FPSO GmbH & Co KG	Austria	50%
OOG-TKP Oil Services Ltd.	Cayman Islands	50%
OOG-TK Libra GmbH	Austria	50%
OOG-TK Libra GmbH & Co KG	Austria	50%
OOGTK Libra Operator Holdings Limited	Cayman Islands	50%
OOGTK Libra Producao de Petroleo Ltda	Brazil	50%
OOG-TKP Operator Holdings Limited	Cayman Islands	50%
OOG-TKP Producao de Petroleo Ltda	Brazil	50%
TK-Ocyan Libra Oil Services Ltd.	Cayman Islands	50%

Foreign currency translation	Foreign currency translationThe U.S. dollar is the functional and presentation currency of the Partnership. The Partnership’s vessels operate in international shipping markets in which substantially all income and expenses are settled in U.S. dollars. In addition, the Partnership's most significant assets, its vessels and equipment, are bought and sold in U.S. dollars and the Partnership's most significant liabilities, its commercial bank borrowings, are denominated in U.S. dollars. Foreign currency denominated monetary assets and liabilities are translated using the rate of exchange prevailing at the reporting date and non-monetary assets and liabilities are measured at historic cost and are translated at the rate of exchange at the transaction date. Foreign currency denominated revenues and expenses are measured at average rates during the period. Gains or losses on translation of these items are included in foreign currency exchange gain (loss) in the consolidated statements of income (loss).
Cash and cash equivalents	Cash and cash equivalentsCash and cash equivalents include cash on hand, non-restricted deposits and short-term investments with original maturities of three months or less.
Accounts and other receivable, net	Accounts and other receivable, netAccounts and other receivable, net includes trade receivables and other unbilled receivables. Accounts and other receivable, net, except for trade receivables, are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method, less any allowance for expected credit losses. Trade receivables are recognized initially at their transaction price.
Inventory	InventoryInventories are the materials or supplies consumed in the rendering of services. Inventory is valued at the lower of cost and net realizable value. Cost is determined using specific identification where possible and practicable or using the first-in, first-out method. Costs include direct and indirect expenditures incurred in bringing the inventory to its existing condition and location. Net realizable value represents the estimated selling price in the ordinary course of business, less the estimated costs of completion and the estimated costs necessary to make the sale.
Related party transactions	Related party transactionsIn the normal course of operations, the Partnership enters into various transactions with related parties, which have been measured at their exchange value and are recognized in the consolidated financial statements. Related party transactions are further described in Note 22.
Vessels and equipment	Vessels and equipment
Vessels and equipment are measured at cost less accumulated depreciation and accumulated impairment losses, if any. Cost includes expenditures that are directly attributable to the acquisition of the asset including the cost of materials and direct labor, any other costs directly attributable to bringing the assets to a working condition for their intended use, and the cost of dismantling and removing the items and restoring the site on which they are located. All pre-delivery costs incurred during the construction of vessels and equipment, including interest, supervision and technical costs, are capitalized. The acquisition cost and all costs incurred to restore used vessels and equipment purchased by the Partnership to the standard required to service the Partnership’s customers are capitalized.
Depreciation of an asset commences when it is available for use. Vessels and equipment are depreciated for each component of the asset classes as follows:

Component	Estimated Useful Life
Dry docks and Overhauls	2.5 - 5 years
Capital Modifications (1)	3 - 20 years
Vessels and Equipment (2)	9 - 35 years

(1)Includes field and contract specific equipment for the Partnership's FPSO units and FSO units, capital upgrades for the Partnership's shuttle tankers and mid-life refurbishments for the Partnership's UMS.
(2)Certain of the Partnership's FPSO units and FSO units have undergone conversions or capital upgrades prior to commencing operations under their current contracts. The estimated useful lives of such vessels is generally substantially lower than that of a comparable newbuilding vessel. For a newbuilding vessel, the Partnership uses an estimated useful life of 20 to 25 years for its FPSO units, 20 years for its shuttle tankers, 35 years for its UMS and 25 years for its towage and offshore installation (or Towage) vessels. The estimated useful life of the Partnership's FSO units are generally the contract term for the unit, inclusive of extension options.

Depreciation on vessels and equipment is calculated on a straight-line basis so as to write-off the net cost of each asset over its expected useful life to its estimated residual value. Residual value of the vessel hull is estimated as the lightweight tonnage of each vessel multiplied by scrap value per ton. The estimated useful lives, residual values and depreciation methods are reviewed annually, with the effect of any changes recognized on a prospective basis.
Vessel capital modifications include the addition of new equipment or can encompass various modifications to the vessel which are aimed at improving or increasing the operational efficiency and functionality of the asset. This type of expenditure is amortized over the estimated useful life of the modification. Expenditures covering recurring routine repairs or maintenance are expensed as incurred.
Generally, the Partnership dry docks each shuttle tanker or towage vessel every two and a half to five years, depending on the nature of work and external requirements. The vessels are required to undergo planned dry docking for replacement of certain components, major repairs and major maintenance of other components, which cannot be carried out while the vessels are operating. The Partnership capitalizes a portion of the costs incurred during dry docking and amortizes those costs on a straight-line basis from the completion of a dry docking over the estimated useful life of the dry dock, which is generally until the commencement of the subsequent dry dock. Included in capitalized dry docking are costs incurred as part of the dry docking to meet regulatory requirements, or expenditures that either add economic life to the vessel, increase the vessel’s earning capacity or improve the vessel’s operating efficiency. A portion of the cost of acquiring a new vessel is allocated to the components expected to be replaced or refurbished at the next dry-docking. The Partnership expenses costs related to routine repairs and maintenance performed during dry docking that do not improve operating efficiency or extend the useful lives of the assets.
Advances on newbuilding contracts consists of prepayments related to newbuilding contracts for vessels and equipment not yet delivered to the Partnership and include the share of borrowing costs that are directly attributable to the acquisition of the underlying vessel. When a vessel is delivered, the prepaid amount is reallocated to Vessels and equipment.

Right-of-use assets and lease obligations	Right-of-use assets and lease obligations
The Partnership assesses whether a contract is, or contains, a lease at inception of the contract. A right-of-use asset and corresponding lease liability is recognized at the lease commencement date for contracts that are, or contain, a lease component, except for short-term leases and leases of low value.
Agreements to charter in vessels and to lease land and buildings for which the Partnership substantially has the right to control the asset for a period of time in exchange for consideration are recognized in the consolidated statements of financial position as right-of-use assets within Other assets and are initially measured at cost, which comprises the initial amount of the lease liabilities adjusted for any lease payments made at or before the commencement date. Subsequently, the right-of-use assets are measured at cost less accumulated depreciation and impairment losses, if any. The right-of-use assets are depreciated on a straight-line basis over the lesser of the lease term or remaining life of the underlying asset, depending on the lease terms.
The Partnership charters in vessels from other vessel owners on time-charter contracts, whereby the vessel owner provides use of the vessel to the Partnership, as well as operates the vessel for the Partnership. A time-charter contract is typically for a fixed period of time, although in certain cases the Partnership may have the option to extend the charter. The Partnership will typically pay the owner a daily hire rate that is fixed over the duration of the charter. The Partnership is generally not required to pay the daily hire rate during periods the vessel is not able to operate.
The Partnership has determined that all of its time-charter-in contracts contain both a lease component (lease of the vessel) and a non-lease component (operation of the vessel). The Partnership has allocated the contract consideration between the lease component and non-lease component on a relative standalone selling price basis. Given that there are no observable standalone selling prices for either of these two components, judgment is required in determining the standalone selling price of each component. The standalone selling price of the non-lease component has been determined using a cost-plus approach, whereby the Partnership estimates the cost to operate the vessel using cost benchmarking studies prepared by a third party, when available, or internal estimates when not available, plus a profit margin. The standalone selling price of the lease component has been determined using an adjusted market approach, whereby the Partnership calculates a rate excluding the operating component based on a market time-charter rate from published broker estimates, when available, or internal estimates when not available. The discount rate of the lease is determined using the Partnership’s incremental borrowing rate, which is based on the fixed interest rate the Partnership could obtain when entering into a secured loan facility of similar term.
The Partnership has elected to recognize the lease payments of short-term leases in profit or loss on a straight-line basis over the lease term and variable lease payments not dependent on a rate or index in the period in which the obligation for those payments is incurred, which is consistent with the recognition of payment for the non-lease component. Short-term leases are leases with an original term of one year or less, excluding those leases with an option to extend the lease for greater than one year or an option to purchase the underlying asset, that the lessee is reasonably certain to exercise.
The corresponding lease obligation is recognized as a liability in the consolidated statements of financial position under Accounts payable and other and initially measured at the present value of the outstanding lease payments at the commencement date.
The Partnership recognizes the lease payments for short-term leases and leases of low value as an operating expense on a straight-line basis over the term of the lease.

Asset impairment	Asset impairment
At each reporting date the Partnership assesses whether there is any indication that assets or cash generating units, relating specifically to its vessels and equipment and right-of use-assets, are impaired. This assessment includes a review of internal and external factors which includes, but is not limited to, changes in the technological, political, economic or legal environments in which the Partnership operates, structural changes in the industry, changes in the level of demand, physical damage and obsolescence due to technological changes. The Partnership has determined that, for impairment purposes, each individual vessel, except for the Partnership's contract of affreightment (or CoA) vessels, is a cash generating unit. The Partnership has determined that all CoA vessels are a single cash generating unit.
An impairment is recognized if the recoverable amount, determined as the higher of the estimated fair value less costs of disposal or the value in use, is less than the carrying value of the asset or cash generating unit. In cases where an active second-hand sale and purchase market does not exist, the Partnership uses a discounted cash flow approach to estimate the fair value of its vessel and equipment. In cases where an active second-hand sale and purchase market exists, an appraised value is used to estimate the fair value of the vessel and equipment. An appraised value is generally the amount the Partnership would expect to receive if it were to sell the vessel. Such appraisal is normally completed by the Partnership. The value in use is the present value of the future cash flows that the Partnership expects to derive from the asset or cash generating unit. The projections of future cash flows take into account the relevant operating plans and management’s best estimate of the most probable set of conditions anticipated to prevail.
At each reporting date the Partnership assesses whether there is any indication that an impairment loss may have decreased. Where an impairment loss subsequently reverses, the carrying amount of the asset or cash generating unit is increased to the revised estimate.

Goodwill	GoodwillGoodwill represents the excess of the price paid for the acquisition of a business over the fair value of the net tangible and intangible assets and liabilities acquired. Goodwill is allocated to the cash generating unit or units to which it relates. The Partnership identifies cash generating units as identifiable groups of assets whose cash inflows largely independent of the cash inflows from other assets or groups of assets. The Partnership has identified the shuttle tanker segment as the group of cash generating units to which the Partnership's goodwill relates.
Goodwill is evaluated for impairment on an annual basis or more frequently if an event occurs or circumstances change that would indicate that the recoverable amount of a reporting unit was below its carrying value. Impairment is determined for goodwill by assessing if the carrying value of a cash generating unit, including the allocated goodwill, exceeds its recoverable amount determined as the greater of the estimated fair value less costs of disposal or the value in use. Impairment losses recognized in respect of a cash generating unit are first allocated to the carrying value of goodwill and any excess is allocated to the carrying amount of assets in the cash generating unit. Any goodwill impairment is charged to Impairment expense, net on the consolidated statements of income (loss) in the period in which the impairment is identified. Impairment losses on goodwill are not subsequently reversed.

Revenues	Revenues
Each vessel charter may, depending on its terms, contain a lease component, a non-lease component or both. Revenues that are fixed on or prior to the commencement of the contract are recognized by the Partnership on a straight-line basis daily over the term of the contract.
The Partnership’s primary source of revenues is chartering its vessels and offshore units to its customers. The Partnership utilizes five primary forms of contracts, consisting of FPSO contracts, CoA, time-charter contracts, bareboat charter contracts and voyage charter contracts.
A highly probable criterion is required to be met with regards to recognizing revenue arising from variable consideration resulting from contract modifications and claims. For variable consideration, revenue is only recognized to the extent that it is highly probable that a significant reversal in the amount of revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved.
(i) FPSO Contracts
Pursuant to an FPSO contract, the Partnership charters an FPSO unit to a customer for a fixed period of time, generally more than one year. The obligations within an FPSO contract, which include the lease of the FPSO unit to the charterer as well as the operation of the FPSO unit, are satisfied as services are rendered over the duration of such contract, as measured using the time that has elapsed from commencement of performance. Fees relating to the lease and operation of the FPSO (or hire) are typically invoiced monthly in arrears, based on a fixed daily hire amount. In certain FPSO contracts, the Partnership is entitled to a lump sum amount due upon commencement of the contract and may also be entitled to termination fees if the contract is canceled early. While the fixed daily hire amount may be the same over the term of the FPSO contract, in certain cases, the daily hire amount declines over the duration of the FPSO contract. As a result of the Partnership accounting for compensation from such charters on a straight-line basis over the duration of the charter, FPSO contracts where revenues are recognized before the Partnership is entitled to such amounts under the FPSO contracts will result in the Partnership recognizing a contract asset and FPSO contracts where revenues are recognized after the Partnership is entitled to such amounts under the FPSO contracts will result in the Partnership recognizing a contract liability.
Some FPSO contracts include variable consideration components in the form of expense adjustments or reimbursements, incentive compensation and penalties. For example, some FPSO contracts contain provisions that allow the Partnership to be compensated for increases in the Partnership's costs to operate the unit during the term of the contract. Such provisions may be in the form of annual hire rate adjustments for changes in inflation indices or foreign currency rates, or in the form of cost reimbursements for vessel operating expenditures incurred. The Partnership may also earn additional compensation from periodic production tariffs, which are based on the volume of oil produced, the price of oil, as well as other monthly or annual operational performance measures. During periods in which production on the FPSO unit is interrupted, penalties may be imposed. Variable consideration under the Partnership’s contracts is typically recognized as incurred as either such revenues are allocated and accounted for under lease accounting requirements or, alternatively, when such consideration is allocated to the distinct period in which such variable consideration was earned. The Partnership does not engage in any specific activities to minimize residual value risk. Given the uncertainty involved in oil field production estimates and the resulting impact on oil field life, FPSO contracts typically will include extension options or options to terminate early.
The Partnership has allocated the contract consideration between the lease component and non-lease component on a relative standalone selling price basis. Given that there are no observable standalone selling prices for either of these two components, judgment is required in determining the standalone selling price of each component. The standalone selling price of the non-lease component has been determined using a cost-plus approach, whereby the Partnership estimates the cost to operate the unit using internal estimates, plus a profit margin. The standalone selling price of the lease component has been determined using an adjusted market approach, whereby the Partnership calculates a rate excluding the operating component based on a market rate from published broker estimates, when available, or internal estimates when not available.
(ii) CoAs
Voyages performed pursuant to a CoA for the Partnership’s shuttle tankers are priced based on the pre-agreed terms in the CoA. The obligations within a voyage performed pursuant to a CoA, which the Partnership believes will typically include the lease of the vessel to the charterer as well as the operation of the vessel, are satisfied as services are rendered over the duration of the voyage, as measured using the time that has elapsed from commencement of performance. In addition, any expenses that are unique to a particular voyage, including any bunker fuel expenses, port fees, cargo loading and unloading expenses, canal tolls, agency fees and commissions, are the responsibility of the vessel owner. Consideration for such voyages consists of a fixed daily hire rate for the duration of the voyage, the reimbursement of costs incurred from fuel consumed during the voyage, as well as a fixed lump sum intended to compensate for time necessary for the vessel to return to the field following completion of the voyage. While such consideration is generally fixed, certain sources of variability exist, including variability in the duration of the voyage and the actual quantity of fuel consumed during the voyage. Payment for the voyage is not due until the voyage is completed. The duration of a single voyage will typically be less than two weeks and, as a result, the Partnership has applied the practical expedient in IFRS 15.121(a). The Partnership does not engage in any specific activities to minimize residual value risk due to the short-term nature of the contracts.
The Partnership has allocated the contract consideration between the lease component and non-lease component on a relative standalone selling price basis. Given that there are no observable standalone selling prices for either of these two components, judgment is required in determining the standalone selling price of each component. The standalone selling price of the non-lease component has been determined using a cost-plus approach, whereby the Partnership estimates the cost to operate the vessel using internal estimates, plus a profit margin. The standalone selling price of the lease component has been determined using an adjusted market approach, whereby the Partnership calculates a rate excluding the operating component based on a market rate from published broker estimates, when available, or internal estimates when not available.
(iii) Time Charter Contracts
Pursuant to a time charter contract, the Partnership charters a vessel or FSO unit to a customer for a fixed period of time, generally one year or more. The obligations under a time-charter contract, which includes the lease of the vessel to the charterer as well as the operation of the vessel, are satisfied as services are rendered over the duration of such contract, as measured using the time that has elapsed from commencement. In addition, any expenses that are unique to a particular voyage, including any bunker fuel expenses, port fees, cargo loading and unloading expenses, canal tolls, agency fees and commissions, are the responsibility of the customer, as long as the vessel is not off-hire. Hire is typically invoiced monthly in advance for time-charter contracts, based on a fixed daily hire amount. In certain long-term time-charters, the fixed daily hire amount will increase on an annual basis by a fixed amount to offset expected increases in operating costs. Therefore, the Partnership has applied the practical expedient in IFRS 15.B16.
As a result of the Partnership accounting for compensation from such charters on a straight-line basis over the duration of the charter, such fixed increases in rate will result in revenues being accrued in the first portion of the charter and such amount drawn down in the last portion of the charter. Some times charters include variable consideration components in the form of expense adjustments or reimbursements, incentive compensation and penalties. For example, certain time charters contain provisions that allow the Partnership to be compensated for increases in the Partnership's costs during the term of the charter. Such provisions may be in the form of annual hire rate adjustments for changes in inflation indices or in the form of cost reimbursements for vessel operating expenditures or dry-docking expenditures. During periods in which the vessels are off-hire or minimum speed and performance metrics are not met, penalties may be imposed. Variable consideration under the Partnership’s contracts is typically recognized as incurred as either such revenues are allocated and accounted for under lease accounting requirements or, alternatively, as such consideration is allocated to the distinct period in which such variable consideration was earned. The Partnership does not engage in any specific activities to minimize residual value risk.
The Partnership has allocated the contract consideration between the lease component and non-lease component on a relative standalone selling price basis. Given that there are no observable standalone selling prices for either of these two components, judgment is required in determining the standalone selling price of each component. The standalone selling price of the non-lease component has been determined using a cost-plus approach, whereby the Partnership estimates the cost to operate the vessel using internal estimates, plus a profit margin. The standalone selling price of the lease component has been determined using an adjusted market approach, whereby the Partnership calculates a rate excluding the operating component based on a market rate from published broker estimates, when available, or internal estimates when not available.
(iv) Bareboat Charter Contracts
Pursuant to a bareboat charter contract, the Partnership charters a vessel or FSO unit to a customer for a fixed period of time, generally one year or more, at rates that are generally fixed. The customer is responsible for operation and maintenance of the vessel with their own crew as well as any expenses that are unique to a particular voyage, including any bunker fuel expenses, port fees, cargo loading and unloading expenses, canal tolls, agency fees and commissions. If the vessel goes off-hire due to a mechanical issue or any other reason, the monthly hire received by the vessel owner is normally not impacted by such events. A bareboat charter contract contains only a lease component and revenue is recognized over the duration of such contract, as measured using the time that has elapsed from commencement of the lease. Hire is typically invoiced monthly in advance for bareboat charters, based on a fixed daily hire amount. Revenue is recognized in line with invoicing using the practical expedient in IFRS 15.B16.
(v) Voyage Charters
Voyage charters are charters for a specific voyage. Voyage charters for the Partnership’s shuttle tankers and towage vessels are priced on a current or “spot” market rate. The obligations within a voyage charter contract are satisfied as services are rendered over the duration of the voyage, as measured using the time that has elapsed from commencement of performance. In addition, expenses that are unique to a particular voyage, including any bunker fuel expenses, port fees, cargo loading and unloading expenses, canal tolls, agency fees and commissions, are the responsibility of the vessel owner. The Partnership’s voyage charters for shuttle tankers normally contain a lease, whereas for towage vessels such contracts do not normally contain a lease. Such determination involves judgment about the decision-making rights the charterer has under the contract. Consideration for such contracts is generally fixed; however, certain sources of variability exist. Delays caused by the charterer result in additional consideration. Payment for the voyage is not due until the voyage is completed. The duration of a single voyage will typically be less than three months and, as a result, the Partnership has applied the practical expedient in IFRS 15.121(a). The Partnership does not engage in any specific activities to minimize residual value risk due to the short-term nature of the contracts.
Where the term of the contract is based on the duration of a single voyage, the Partnership uses a load-to-discharge basis in determining proportionate performance. Consequently, the Partnership does not begin recognizing revenue until a voyage charter has been agreed to by the customer and the Partnership, even if the vessel has discharged its prior cargo and is sailing to the anticipated load location for its next voyage. For towage voyages, proportionate performance is determined based on commencement of the tow to completion of the tow.
The consolidated statements of financial position reflect, in Other assets, the accrued portion of revenues for those voyages that commence prior to the consolidated statement of financial position date and complete after the date of the consolidated statement of financial position and reflect, in Accounts payable and other, the deferred portion of revenues which will be earned in subsequent periods.
(vi) Management Fees and Other
The Partnership also generates revenues from the operation of volatile organic compounds (or VOC) systems on certain of the Partnership’s shuttle tankers, and from the management of certain vessels on behalf of the disponent owners or charterers of these assets. Such services include the arrangement of third-party goods and services for the asset’s disponent owner or charterer. The obligations within these contracts typically consists of crewing, technical management, insurance and, potentially, commercial management. The obligations are satisfied concurrently and rendered over the duration of the management contract, as measured using the time that has elapsed from commencement of the contract. Consideration for such contracts generally consists of a fixed monthly management fee, plus the reimbursement of crewing costs for vessels being managed and all operational costs for the VOC systems. Management fees are typically invoiced monthly. Revenue is recognized in line with invoicing using the practical expedient in IFRS 15.B16.
Direct operating costs	Direct operating costs
Direct operating cost include the following expenses: voyage expenses; operating expenses; charter hire and compensation. Voyage expenses are all expenses unique to a particular voyage, including bunker fuel expenses, port fees, cargo loading and unloading expenses, canal tolls, agency fees and commissions. Operating expenses include ship management services, repairs and maintenance, insurance, stores, lube oils and communication expenses. Charter hire expenses represent the cost to charter-in a vessel for a fixed period of time. Compensation includes the compensation costs for crewing and shore-based employees.
Voyage expenses and operating expenses are recognized when incurred except when the Partnership incurs pre-operational costs related to the repositioning of a vessel that relates directly to a specific customer contract, that generates or enhances resources of the Partnership that will be used in satisfying performance obligations in the future, and where such costs are expected to be recovered via the customer contract. In this case, such costs are capitalized as contract costs and amortized over the duration of the customer contract.
The Partnership recognizes operating leases from vessels chartered from other owners in charter hire expenses.

Financial instruments	Financial instruments
Classification and measurement
The table below summarizes the Partnership’s classification and measurement of financial assets and liabilities:

	Measurement Category	Consolidated Statement of Financial Position Account
Financial assets
Cash and cash equivalents	Amortized cost	Cash and cash equivalents
Restricted cash	Amortized cost	Financial assets
Derivative instruments	FVTPL	Financial assets
Other financial assets	Amortized cost	Financial assets
Accounts receivable	Amortized cost	Accounts and other receivable, net
Due from related parties	Amortized cost	Due from related parties
Investment in finance leases	Amortized cost	Other assets
Financial liabilities
Accounts payable and other	Amortized cost	Accounts payable and other
Derivative instruments	FVTPL	Other financial liabilities
Obligations relating to finance leases	Amortized cost	Other financial liabilities
Due to related parties	Amortized cost	Due to related parties
Borrowings	Amortized cost	Borrowings

The classification of financial assets depends on the specific business model for managing the financial assets and the contractual cash flow characteristics of the financial asset.
At initial recognition, the Partnership measures a financial asset or liability at its fair value plus, in the case of a financial asset not at fair value through profit or loss (or FVTPL), transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets and liabilities carried at FVTPL are expensed in Other income (expenses), net in the consolidated statements of income (loss).
Financial assets are measured at amortized cost dependent on their contractual cash flow characteristics and the business model for which they are held. Financial assets classified as amortized cost are recorded initially at fair value, then subsequently measured at amortized cost using the effective interest rate method, less any impairment.
Financial liabilities measured at amortized cost are initially recorded at fair value and, in the case of borrowings, net of directly attributable transaction costs. Financial liabilities are then subsequently measured at amortized cost using the effective interest rate method with gains or losses recognized in the consolidated statements of income (loss).
Impairment
The Partnership recognizes a loss allowance for expected credit losses (or ECL) on financial assets measured subsequently at amortized cost, including trade receivables, amounts due from related parties, investments in finance leases and contract assets. The ECL is recognized upon inception of the financial asset and revised at each reporting date thereafter until maturity or disposal of the financial asset. The Partnership measures the loss allowance for a financial asset at an amount equal to the lifetime ECL if the credit risk on a financial asset has increased significantly since initial recognition. If the credit risk on a financial asset has not increased significantly, the Partnership measures the loss allowance for that financial instrument at an amount equal to the 12-months ECL. In making this assessment, the Partnership considers information that is reasonable and supportable, including historical experience and forward looking information that is available without undue cost or effort.
The Partnership utilizes a simplified approach for measuring the loss allowance at an amount equal to the lifetime ECL for trade receivables, contract assets and investments in finance leases. The ECL on trade receivables are estimated by using reference to past default experience of the debtor and an analysis of the debtor’s current financial position, which also forms a basis for the Partnership's future expectations for potential defaults of the debtor.
The ECL is presented as a direct reduction to the carrying value of the financial asset it relates to. The initial recognition of an ECL and all changes to an ECL at each reporting date thereafter are reflected in Other income (expenses), net in the consolidated statements of income (loss). As at December 31, 2020, the Partnership recorded an ECL of $1.4 million (December 31, 2019 - $nil. January 1, 2019 - $nil).
Derivative instruments
The Partnership selectively utilizes derivative financial instruments primarily to manage financial risks, including foreign exchange risks and interest rate risks. All derivative instruments are initially recorded at fair value as either assets or liabilities in the accompanying consolidated statements of financial position and subsequently remeasured to fair value, regardless of the purpose or intent for holding the derivative instrument.
Hedge accounting is applied when the derivative is designated as a hedge of a specific exposure and there is assurance that it will continue to be highly effective as a hedge based on an expectation of offsetting cash flows or fair value. Hedge accounting is not applied if the hedge is not effective or will no longer be effective, the derivative was sold or exercised, or the hedged item was sold, repaid or is no longer probable of occurring. Hedge accounting is discontinued prospectively when the derivative no longer qualifies as a hedge or the hedging relationship is terminated. Once discontinued, the cumulative change in fair value of a derivative that was previously recorded in Other comprehensive income by the application of hedge accounting will be recognized in the Partnership's profit or loss over the remaining term of the original hedging relationship as amounts related to the hedged item are recognized in profit or loss. The Partnership has not designated, for accounting purposes, any derivatives as hedges of a specific exposure for all periods presented in these consolidated financial statements.
For derivative financial instruments that are not designated as accounting hedges, the changes in the fair value of the derivative financial instruments are recognized in earnings. Gains and losses from the Partnership’s non-designated foreign currency forward contracts and interest rate swaps are recorded in realized and unrealized gain (loss) on derivative instruments in the consolidated statements of income (loss). The assets or liabilities relating to unrealized mark-to-market gains and losses on derivative financial instruments are recorded in financial assets and other financial liabilities, respectively.

Fair value measurement	Fair value measurement
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique. In estimating the fair value of an asset or a liability, the Partnership takes into account the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability at the measurement date.
Fair value measurement is disaggregated into three hierarchical levels: Level 1, 2 or 3. Fair value hierarchical levels are based on the degree to which the inputs to the fair value measurement are observable. The levels are as follows:

Level 1 -	Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.
Level 2 -	Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable for the asset or liability through correlation with market data at the measurement date and for the duration of the asset’s or liability’s anticipated life.
Level 3 -	Inputs are unobservable and reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. Consideration is given to the risk inherent in the valuation technique and the risk inherent in the inputs in determining the estimate.
Further information on fair value measurements is described in Note 4.

Income taxes	Income taxes
The Partnership is subject to income taxes relating to its subsidiaries in Norway, Australia, Brazil, the United Kingdom, Singapore, Qatar, Canada, Luxembourg and the Netherlands.
(i) Current income tax
Current income tax assets and liabilities are measured at the amount expected to be paid to tax authorities, net of recoveries based on the tax rates and laws enacted or substantively enacted at the reporting date.
(ii) Deferred income tax
Deferred income tax liabilities are provided for using the liability method on temporary differences between the tax bases used in the computation of taxable income and carrying amounts of assets and liabilities in the consolidated financial statements.
Deferred income tax assets are recognized for all deductible temporary differences, carry forward of unused tax credits and unused tax losses, to the extent that it is probable that deductions, tax credits and tax losses can be utilized. Such deferred income tax assets and liabilities are not recognized if the temporary difference arises from goodwill or from the initial recognition of other assets and liabilities in a transaction that affects neither the taxable income nor the accounting income, other than in a business combination. The carrying amount of deferred income tax assets are reviewed at each reporting date and reduced to the extent it is no longer probable that the income tax asset will be recovered.
Deferred income tax liabilities are recognized for taxable temporary differences associated with equity-accounted investments, except where the Partnership is able to control the reversal of the temporary difference and it is probable that the temporary differences will not reverse in the foreseeable future. Deferred income tax assets arising from deductible temporary differences associated with such investments are only recognized to the extent that it is probable that there will be sufficient taxable income against which to utilize the benefits of the temporary differences and they are expected to reverse in the foreseeable future.
Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset realized, based on tax rates and tax laws that have been enacted or substantively enacted by the end of the reporting period. The measurement of deferred income tax liabilities and assets reflects the tax consequences that would follow from the manner in which the Partnership expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.
Deferred income tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority within a single taxable entity or the Partnership intends to settle its current tax assets and liabilities on a net basis in the case where there exist different taxable entities in the same taxation authority and when there is a legally enforceable right to set off current tax assets against current tax liabilities.

Provisions	Provisions
Provisions are recognized when the Partnership has a present obligation, either legal or constructive, as a result of a past event, it is probable that the Partnership will be required to settle the obligation and a reliable estimate of the amount of the obligation can be made. Provisions are recorded within Accounts payable and other in the consolidated statements of financial position.
The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligation. Where a provision is measured using the cash flows estimated to settle the obligation, its carrying amount is the present value of those cash flows.
When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, the receivable is recognized as an asset if it is virtually certain that reimbursement will be received and the amount of the receivable can be measured reliably.
(i) Decommissioning liability
The Partnership has a decommissioning liability related to the requirement to remove the sub-sea mooring and riser system associated with the Randgrid FSO unit and to restore the environment surrounding the facility. The costs associated with this decommissioning liability are to be reimbursed by the charterer, if certain conditions associated with the work are met. The obligation is expected to be settled at the end of the contract under which the FSO unit currently operates.
The Partnership recognizes a decommissioning liability in the period in which it has a present legal or constructive liability and a reasonable estimate of the amount can be made. Liabilities are measured based on current requirements, technology and price levels and the present value is calculated using amounts discounted over the period for which the cash flows are expected to occur. Amounts are discounted using a rate that reflects the risks specific to the liability. On a periodic basis, management reviews these estimates and changes, if any, will be applied prospectively. The estimated decommissioning liability is recorded as a non-current liability, with a corresponding increase in the carrying amount of the related asset. As the decommissioning liability will be covered by contractual payments to be received from the charterer, the Partnership has recorded a separate receivable. The liability and associated receivable are increased in each reporting period due to the passage of time, and the amount of accretion is charged to Other income (expense), net in the period. Periodic revisions to the estimated timing of cash flows, to the original estimated undiscounted cost and to changes in the discount rate can also result in an increase or decrease to the decommissioning liability and associated receivable. Actual costs incurred upon settlement of the obligation are recorded against the decommissioning liability to the extent of the liability recorded.

Assets held for sale	Assets held for sale
Non-current assets and disposal groups are classified as held for sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use. This condition is regarded as met only when the sale is highly probable and the non-current asset or disposal group is available for immediate sale in its present condition. Management must be committed to the sale, which should be expected to qualify for recognition as a completed sale within one year from the date of classification subject to limited exceptions.
Non-current assets and disposal groups classified as held for sale are measured at the lower of their carrying amount and fair value less costs to sell and are classified as current. Once classified as held for sale, vessels and equipment are no longer depreciated.

Deferred financing costs	Deferred financing costsDeferred financing costs related to a borrowing, including bank fees, commissions and legal expenses, are capitalized and amortized, over the term of the relevant loan facility, to interest expense using an effective interest rate method. Deferred financing costs are presented as a reduction from the carrying amount of the related financial liability, unless no amounts have been drawn under the debt liability or the debt issuance costs exceed the carrying value of the related debt liability, in which case the debt issuance costs are presented as Other non-current assets.If a debt modification is considered substantial, fees paid to amend an arrangement pursuant to which a credit facility is extinguished are associated with the extinguishment of the old debt instrument and included in determining the debt extinguishment gain or loss to be recognized. Any unamortized deferred financing costs are written off. If a debt modification is not considered substantial, then the fees are associated with the modification, along with any existing unamortized deferred financing costs and premium or discount, are amortized as an adjustment of interest expense over the remaining term of the modified debt instrument using the effective interest method.
Critical accounting judgments and key sources of estimation uncertainity	Critical accounting judgments and key sources of estimation uncertaintyThe preparation of financial statements requires management to make critical judgments, estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses that are not readily apparent from other sources, during the reporting period. These estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.
The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.
Critical judgments and estimates made by management and utilized in the normal course of preparing the Partnership’s consolidated financial statements are outlined below.
Critical accounting judgments
(i) Determination of control
The Partnership consolidates an investee when it controls the investee, with control existing if, and only if, the Partnership has (a) power over the investee, (b) exposure, or rights, to variable returns from involvement with the investee and (c) the ability to use that power over the investee to affect the amount of the Partnership’s returns.
In determining if the Partnership has power over an investee, judgments are made when identifying which activities of the investee are relevant in significantly affecting returns of the investee and the extent of existing rights that give the Partnership the current ability to direct the relevant activities of the investee. Judgments are required to assess the Partnership's control over its non-wholly owned subsidiaries and investments in joint ventures. Judgments are made as to the amount of potential voting rights, the existence of contractual relationships that provide voting power and the ability for the Partnership to appoint directors. The Partnership enters into voting agreements which provide it the ability to contractually direct the relevant activities of the investee. In assessing if the Partnership has exposure, or rights, to variable returns from involvement with the investee, judgments are made concerning whether returns from an investee are variable and how variable those returns are on the basis of the substance of the arrangement, the size of those returns and the size of those returns relative to others, particularly in circumstances where the Partnership’s voting interest differs from the ownership interest in an investee. In determining if the Partnership has the ability to use its power over the investee to affect the amount of its returns, judgments are made when the Partnership is an investor as to whether it is a principal or agent and whether another entity with decision making rights is acting as the Partnership’s agent. If it is determined that the Partnership is acting as an agent, as opposed to a principal, the Partnership does not control the investee. See Note 2d(ii) for additional information.
(ii) Lease classification and term
At the inception of the charter, the classification of the lease as an operating lease or a finance lease may involve the use of judgment as to the determination of the lease term. Such judgment is required as the duration of certain of the Partnership's charters is unknown at commencement of the charter. The charterer may have the option to extend the charter or terminate the charter early. In addition, certain charters impose penalties on the charterer if it terminates the charter early and such penalties can vary in size depending on when, during the term of the charter, the termination right is exercised. Such penalties could impact the determination of the lease term and requires the use of judgment.
(iii) Determination if a contract contains a lease
Each vessel charter may, depending on its terms, contain a lease component, a non-lease component or both. Judgment is required in determining the composition of the lease and non-lease components of the Partnership's charters. The Partnership has determined the following for its charters:

	FPSO Contracts	CoA(2)	Time Charter	Bareboat Charter	Voyage Charter (1)
Lease component	Yes	Yes	Yes	Yes	Depends
Non-lease component	Yes	Yes	Yes	No	Depends
(1)The Partnership believes that the conclusion as to whether or not a voyage charter contains a lease component rests principally on whether the customer has the substantive right to select and change the load and discharge ports. If the customer does not have this substantive right then the charter would not contain a lease component. The Partnership has categorized the charters for its shuttle tankers that are priced on spot market rates, and its towage vessels, as voyage charters Based on the conclusion above, the Partnership has determined that the contracts for its shuttle tankers classified as voyage charters normally contain a lease, wheras the contracts for its towage vessels do not normally contain a lease.
(2)The Partnership has determined that as the relevant decisions about how and for what purpose the vessel is used are not predetermined under a CoA, but the customer has the right to make those relevant decisions, then the customer directs the use of the vessel. Based on this conclusion, the customer has the substantive right to select and change the load and discharge ports under a CoA charter and therefore the Partnership believes that a CoA charter contains a lease component, in addition to a non-lease component.

The Partnership also generates revenues from the operation of VOC systems on certain of the Partnership’s shuttle tankers, and from the management of certain vessels on behalf of the disponent owners or charterers of these assets. The Partnership has determined that as the leasing of its VOC equipment is classified as a finance lease, the finance income associated with these leases are recognized as lease income. Additionally, as the contracts pertaining to the management of certain vessels on behalf of the disponent owners or charterers of these assets do not contain an identified asset, the Partnership believes that these do not contain a lease.
For charters which contain both, the Partnership has allocated the contract consideration between the lease component and non-lease component on a relative standalone selling price basis. Given that there are no observable standalone selling prices for either of these two components, judgment is required in determining the standalone selling price of each component. The standalone selling price of the non-lease component has been determined using a cost-plus approach, whereby the Partnership estimates the cost to operate the unit using internal estimates, plus a profit margin. The standalone selling price of the lease component has been determined using an adjusted market approach, whereby the Partnership calculates a rate excluding the operating component based on a market rate from published broker estimates, when available, or internal estimates when not available.
(iv) Impairment
Judgment is applied when determining whether indicators of impairment exist when assessing the carrying values of the Partnership’s assets, the likelihood the Partnership will sell the vessel or equipment prior to the end of its useful life, the estimation of a cash generating unit’s future revenues and direct costs, and the determination of discount rates. The Partnership has determined that, as the cash inflows of the individual vessels in its CoA fleet are not largely independent from each other, the CoA fleet is treated as a single cash generating unit for impairment purposes.
Estimation uncertainty
(i) Decommissioning liabilities
Decommissioning costs will be incurred at the end of the operating life of one of the Partnership’s vessels. This obligation is often many years in the future and requires judgment to estimate. The estimate of decommissioning costs can vary in response to many factors including changes in relevant legal, regulatory, and environmental requirements, the emergence of new restoration techniques or experience at other production sites. Inherent in the calculations of these costs are assumptions and estimates including the ultimate settlement amounts, inflation factors, discount rates, and timing of settlements. See Notes 2s(i) and 15 for additional information.
(ii) Vessels and equipment - useful lives and residual value
The cost of the Partnership's vessels and equipment are depreciated on a straight-line basis over each asset's estimated useful life to an estimated residual value. The estimated useful life of the Partnership's vessels, including individual components, takes into account design life, commercial considerations and regulatory restrictions. The determination of the components, if any, of an asset and the estimated useful life of such asset or components involves judgment. See Note 2j for additional information.
(iii) Impairment
The recoverable amounts of each vessel, being defined as a cash-generating unit, is the higher of its fair value less cost of disposal and its value in use. The fair value less cost of disposal calculation is based on the discounted cash flow model and is the same as the value in use. Value in use calculations are based on contracted cash flows and estimates of uncontracted cash flows for the useful lives of each vessel, including residual values discounted by an estimated discount rate. Assumptions on uncontracted cash flows are based on several variables, such as comparing the specifications on a particular vessel with planned new projects around the world, assessment of investment levels to redeploy the vessel on a new field and assumptions on rates to be achieved from redeployment. The key assumptions used for the impairment testing of our fleet are described in Note 11.
All impairment assessment calculations demand a high degree of estimation. The Partnership must make complex assessment of the expected cash flows arising from such assets and the selection of discount rates. Changes to these estimates could have significant impact on the impairments recognized and future changes may lead to reversals of recognized impairments. See Notes 11 and 14 for additional information.
(iv) Taxes
The future realization of deferred tax assets depends on the existence of sufficient taxable income to utilize tax losses. This analysis requires, among other things, the use of estimates and projections in determining future reversals of temporary differences, forecasts of future profitability and evaluating potential tax-planning strategies.
(v) Going concern
The Partnership's assessment of its ability to continue operating on a going concern basis requires judgment and the estimation of the probability in obtaining additional sources of financing to meet its obligations and commitments and minimum liquidity requirements under its financial covenants. See note 2(b) for additional information.
(vi) COVID-19
In March 2020, the World Health Organization declared a global pandemic related to COVID-19. To date, there has been significant volatility in capital markets, commodity prices and foreign currencies, restrictions on the conduct of business in many jurisdictions, and the global movement of people and some goods has become restricted. The Partnership considered the impacts of these circumstances on the key critical judgments, estimates and assumptions that affect the reported and contingent amount of assets, liabilities, revenues and expenses, including whether any additional indicators of impairment were present for the year ended December 31, 2020. Based on the Partnership’s assessments, no additional impairments were required as at December 31, 2020 and the Partnership has not experienced any material business interruptions or financial impact as a result of the COVID-19 pandemic. The extent to which the COVID-19 pandemic may impact the the Partnership's results of operations and financial condition, including any future possible impairments, will depend on future developments, which are highly uncertain and cannot be predicted, including new information that may emerge concerning the severity of the virus or its variants, the effectiveness of vaccines and other actions to contain or treat its impact, among others. The Partnership will continue to monitor the situation and review its critical estimates and judgments as circumstances evolve.

Earnings (loss) per Limited Partnership Unit	Earnings (loss) per Limited Partnership UnitThe Partnership calculates basic earnings (loss) per unit by dividing net income (loss) attributable to limited partners by the weighted average number of limited partnership common units outstanding during the period. The net income (loss) attributable to limited partners is allocated between the Class A and Class B limited partners' based on their proportionate ownership percentages. Basic earnings (loss) per unit has been presented on an aggregate basis and includes net income (loss) attributable to Class A limited partners and net income (loss) attributable Class B limited partners, which, if disaggregated, would not have a material effect. For the purpose of calculating diluted earnings (loss) per unit, the Partnership adjusts net income (loss) attributable to limited partners, and the weighted average number of limited partnership common units outstanding, for the effects of all dilutive potential limited partnership common units, consisting of restricted common units and any warrants exercisable for common units. Consequently, the weighted average number of common units outstanding is increased assuming conversion of the restricted units and exercise of the warrants using the treasury stock method. The computation of diluted earnings (loss) per unit does not assume the issuance of common units if the effect would be anti-dilutive.
Segments	SegmentsThe Partnership’s operating segments are components of the business for which discrete financial information is reviewed regularly by the Chief Operating Decision Maker (or CODM) to assess performance and make decisions regarding resource allocation. The Partnership has assessed the CODM to be its Chief Executive Officer. As at December 31, 2020, the Partnership’s operating segments are the FPSO, Shuttle tanker, FSO, UMS and Towage segments.
Employee Pension Plans	Employee Pension Plans
The Partnership has defined contribution pension plans covering the majority of its employees. Pension costs associated with the Partnership’s required contributions under its defined contribution pension plans are based on a percentage of employees’ salaries and are charged to earnings in the year incurred. During the year ended December 31, 2020, the amount of cost recognized for the Partnership’s defined contribution pension plans was $5.5 million (December 31, 2019 - $5.2 million).
The Partnership also has defined benefit pension plans covering a small number of active and retired employees in Norway. The Partnership accrues the costs and related obligations associated with its defined benefit pension plans based on actuarial computations using the projected benefits obligation method and management’s best estimates of expected plan investment performance, salary escalation, and other relevant factors. For the purpose of calculating the expected return on plan assets, those assets are valued at fair value. The overfunded or underfunded status of the defined benefit pension plans is recognized as assets or liabilities in the consolidated statements of financial position. The Partnership recognizes as a component of Other comprehensive income (loss), the gains or losses that arise during a period but that are not recognized as part of net periodic benefit costs. The pension assets have been guaranteed a minimum rate of return by the provider, thus reducing potential exposure to the Partnership to the extent the provider honors its obligations. The Partnership's funded status relating to its defined benefit pension plans was a shortfall of $0.7 million as at December 31, 2020 (December 31, 2019 - surplus of $0.3 million)

Future changes in Accounting Policies	Future changes in Accounting Policies
i.Interest Rate Benchmark Reform — Phase 2 (Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16)
In August 2020, the International Accounting Standards Board published Interest Rate Benchmark Reform — Phase 2 (Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16) (or Phase 2 Amendments), effective January 1, 2021, with early adoption permitted. The Phase 2 Amendments provide additional guidance to address the issues that will arise during the transition of benchmark interest rates and primarily relate to the modification of financial assets, financial liabilities and lease liabilities where the basis for determining the contractual cash flow changes as a result of the replacement of an existing interest rate benchmark, allowing for prospective application of the new applicable benchmark interest rate, and to the application of hedge accounting, providing an exception such that changes in the designation of hedge accounting relationships that are needed to reflect the changes required by the benchmark interest rate reform do not result in the discontinuation of hedge accounting. The Partnership is adopting the Phase 2 Amendments on January 1, 2021 and does not expect this adoption to have a significant impact on the Partnership’s consolidated financial statements.
Progress towards implementation of alternative benchmark interest rates
The Partnership is exposed to the impact of interest rate changes, primarily through its floating-rate borrowings that require it to make interest payments based on LIBOR. The Partnership uses interest rate swaps to reduce its exposure to market risk from changes in interest rates.
The Partnership plans to transition the majority of its LIBOR-linked contracts to risk-free rates through amendments to fallback clauses in its floating-rate credit facilities and debt instruments which would change the basis for determining the interest rate cash flows from LIBOR to a risk-free rate at an agreed point in time. This is expected to be implemented during 2021.

Interest rate benchmark transition for non-derivative financial liabilities
As at December 31, 2020, the Partnership had $1.8 billion of outstanding LIBOR-referenced borrowings summarized as follows:

	Principal	Weighted-average term	Transition Progress
	$	(years)
Revolving Credit Facilities	439,600	3.07	Expected to amend fallback clauses during 2021.
Term Loans	1,201,013	4.63	Expected to amend fallback clauses during 2021.
Public Bonds	200,000	3.80	Expected to amend fallback clauses during 2021.
Total	1,840,613	4.16

Interest rate benchmark transition for derivatives
As at December 31, 2020, the Partnership had an outstanding notional balance of $1.2 billion of LIBOR-referenced interest rate swap agreements.
For all of the Partnership’s LIBOR-referenced derivatives, the International Swaps and Derivative Association’s fallback clauses were made available in late-2020 and the Partnership and its counterparties expect to adhere to this protocol. This ensures that all legacy trade will, on the cessation of LIBOR, follow the fallback clause provided in the protocol.
ii.Classification of Liabilities as Current or Non-current (Amendments to IAS 1)
In January 2020, the International Accounting Standards Board finalized amendments to IAS 1 to clarify the classification of liabilities. The amendments affect only the presentation of liabilities in the statement of financial position and not the amount or timing of recognition of any asset, liability income or expenses, or the information that entities disclose about those items. They:
•clarify that the classification of liabilities as current or non-current should be based on rights that are in existence at the end of the reporting period and align the wording in all affected paragraphs to refer to the "right" to defer settlement by at least twelve months and make explicit that only rights in place "at the end of the reporting period" should affect the classification of a liability;
•clarify that classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability; and
•make clear that settlement refers to the transfer to the counterparty of cash, equity instruments, other assets or services.
The amendments are effective for annual reporting periods beginning on or after January 1, 2023 and are to be applied retrospectively. Earlier application is permitted. The Partnership is currently assessing the impact as a result of the amendment however, the adoption is not expected to have a significant impact on the Partnership's consolidated financial statements.